August 1, 2021

Summary

Prospectus

USAA TAX EXEMPT INTERMEDIATE-TERM FUND

Class Z (UZTIX)

Before you invest, you may want to review the Fund's statutory prospectus, which contains more information about the Fund and its risks. You can find the Fund's statutory prospectus and other information about the Fund (including the Fund's Statement of Additional Information ("SAI") online at VictoryFunds.com. You also can get this information at no cost by calling (800) 235-8396 or by sending an e-mail request to VictoryMail@vcm.com. The Fund's statutory prospectus and SAI dated August 1, 2021, are incorporated hereby by reference.

You also may obtain this information at no cost from your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

Investment Objective

The USAA Tax Exempt Intermediate-Term Fund (the "Fund") provides investors with interest income that is exempt from federal income tax.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees

(fees paid directly from your investment)

Class Z

Maximum Sales Charge (load) Imposed on Purchases
(as a percentage of offering price)	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class Z

Management Fee	0.28%1
Distribution and/or Service (12b-1) Fees	None

Other Expenses	92.06%

Total Annual Operating Expenses	92.34%

Fee Waiver/Reimbursement	(92.34%)

Total Annual Operating Expenses after	0.00%2
Reimbursement

1The management fee (which is equal to an annualized rate of 0.28% of the Fund's average daily net assets) may fluctuate by share class (increase or decrease by up to +/- 0.06% of the average nets assets of a share class) based on the share class' performance relative to the Lipper Intermediate Municipal Debt Funds Index measured over a rolling 36-month period. See the Fund Management section for a description of the performance adjustment.

2Victory Capital Management Inc. (the "Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions, capitalized expenses, and other extraordinary expenses) do not exceed 0.00% of the Fund's Class Z shares for an indefinite term. This arrangement may only be terminated with the approval of the Fund's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund's operating expenses remain the same, and the expense limitation agreement continues for its indefinite term. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class Z	$0	$0	$0	$0

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 23% of the average value of its portfolio.

The portfolio turnover would be 13% of the average value of its portfolio with the exclusion of variable-rate demand notes with long-term maturities and one- or seven-day demand feature, or put options.

Principal Investment Strategy

The Fund invests primarily in investment-grade securities, the interest from which is excludable from gross income for federal income tax purposes (referred to herein as "tax-exempt securities"). During normal market conditions, at least 80% of the Fund's net assets will consist of tax-exempt securities. The Fund's dollar-weighted average portfolio maturity is between three and 10 years.

In addition, during normal market conditions, at least 80% of the Fund's annual net investment income dividends will be tax- exempt and excludable from the calculation of the federal alternative minimum tax ("AMT") for individual taxpayers. This policy may be changed only by a shareholder vote.

Principal Risks

Any investment involves risk, and there is no assurance that a Fund's objective will be achieved. By itself, the Fund does not constitute a complete investment plan. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the Fund for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in a Fund.

The Fund's investments are subject to the following principal risks:

Debt Securities Risk – The value of a debt security or other income-producing security changes in response to various factors including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

Other factors that may affect the value of debt securities include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuers ability to timely meet its debt obligations as they come due.

Credit Risk – The fixed-income securities held in the Fund's portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer's ability to make such payments will cause the price of that security to decline. A Fund accepts some credit risk as a recognized means to enhance an investor's return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.

Interest Rate Risk – The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for tax-exempt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security's maturity can increase the security's sensitivity to interest rate changes.

Decisions by the U.S. Federal Reserve (also known as the "Fed") regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.

Call Risk – During a period of declining interest rates, many municipal bonds may be "called," or redeemed, by the issuer before the stated maturity. An issuer might call, or refinance, a higher-yielding bond for the same reason that a homeowner would refinance a home mortgage. When bonds are called, the Fund is affected in several ways. Most likely, the Fund will reinvest the bond-call proceeds in bonds with lower interest rates. The Fund's income may drop as a result. The Fund also may realize a taxable capital gain (or loss).

Liquidity Risk – Market developments and other factors, including a general rise in interest rates, have the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed-income securities. Such a move, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed- income securities, may result in decreased liquidity and increased volatility in the fixed-income markets. Heavy redemptions of fixed-income mutual funds and decreased liquidity from fixed-income securities could hurt a Fund's performance.

and net realized capital gains, if any, thereby affecting the tax burden on a Fund's shareholders subject to federal income tax. To the extent a larger shareholder (including, for example, an Affiliated Fund that operates as a fund-of-funds or 529 college savings plan) is permitted to invest in a Fund, a Fund may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on a Fund.

Management Risk – The Fund is actively managed, and the investment techniques and risk analyses used by the Fund's portfolio managers may not produce the desired results.

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.

Performance

The following bar chart and table are intended to help you understand some indication of the risks of investing in the Fund. The bar chart illustrates the Fund Shares' volatility by showing how performance has varied from year to year for each full calendar year over the past 10 years. The table shows how the average annual total returns of another share class not offered in this prospectus compared to those of the Fund's benchmark indexand an additional index of funds with similar investment objectives. Performance reflects any expense limitations in effect during the periods shown.

While no information is shown for the Class Z shares (because the share class has not had a full calendar year of operation), annual returns for Class Z shares would have been substantially similar to those shown here for the Fund's Fund Shares because the shares represent investments in the same portfolio of securities. Annual returns would differ only to the extent that the classes do not have the same expenses.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. The Fund's most current performance information is available on the Fund's website at VictoryFunds.com or by calling (800)

235-8396.

RISK/RETURN BAR CHART

Annual Returns for Periods Ended December 31

15%

10.17%
10%
	7.36%
7.20%		7.02%
		5.76%
5%		4.67%
		2.62%

		1.24%

In addition, significant securities market disruptions related to outbreaks of COVID-19 have led to dislocation in the market for a variety of fixed-income securities (including municipal obligations), which has decreased liquidity and sharply reduced returns.

0%

-1.03%

-5%

-0.51%

Large Shareholders Risk – The actions by one shareholder or multiple shareholders may have an impact on a Fund and, therefore, indirectly on other shareholders. Shareholder purchase and redemption activity may affect the per share amount of a Fund's distributions of its net investment income

2011 2012 2013 2014 2015 2016 2017 2018 2019 2020

The year-to-date return of the Fund Shares as of June 30, 2021, was 1.74%.

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	3.75%	June 30, 2011
Lowest Quarter Return	-4.14%	December 31, 2016

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account ("IRA") or 401(k) plan, the after- tax returns shown in the table are not relevant to you. Please note that after-tax returns are only shown for the Fund Shares and may differ for each share class.

AVERAGE ANNUAL TOTAL RETURNS

For Periods Ended December 31, 2020

	1 Year	5 Years	10 Years

Fund Shares Before Taxes	4.67%	3.60%	4.39%

Fund Shares After Taxes on Distributions	4.67%	3.60%	4.39%

Fund Shares After Taxes on Distributions and Sale of Fund Shares	3.90%	3.46%	4.20%

Indexes

Bloomberg Barclays Municipal 1-15 Years Blend Index (reflects no deduction for fees,
expenses, or taxes)	4.73%	3.39%	3.84%

Lipper Intermediate Municipal Debt Funds Index (reflects no deduction for taxes)	4.41%	3.22%	3.71%

Management of the Fund

Investment Adviser

Victory Capital Management Inc. (the "Adviser") serves as the Fund's investment adviser.

The Adviser is a diversified global asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investment.

The portfolio managers primarily responsible for the day-to-day management of the Fund are members of USAA Investments, A Victory Capital Investment Franchise.

Portfolio Managers

Tenure with
	Title	the Fund

Regina G. Conklin,	Senior Portfolio Manager	Since 2003
CPA, CFA

Andrew Hattman,	Portfolio Manager	Since 2019
CFA, CAIA

Lauren Spalten	Portfolio Manager	Since March
2021

Purchase and Sale of Shares

Investment Minimums	Class Z

Minimum Initial Investment	None

Minimum Subsequent Investments	None

Class Z shares are only available to participants in certain eligible separately managed accounts (also referred to as wrap fee programs) and other advisory clients of the Fund's investment adviser or its affiliates that are subject to a separate contractual fee for investment management services.

While there are no required minimum or maximum investments in the Class Z shares, your wrap fee program sponsor may have its own minimum or maximum investment requirements with respect to separately managed accounts. In addition, your wrap fee program sponsor may impose additional or different conditions on purchases and redemptions.

When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value ("NAV") after the Fund receives your request in good order, which means that your request contains all the required documentation, and that all documents contain required signatures or signature guarantees from a financial institution.

Tax Information

While the Fund is managed so that at least 80% of its annual interest income will be tax exempt, it may invest up to 20% of its assets in securities that generate income that is not tax exempt. The exemption of income for federal income tax purposes does not necessarily mean that income is exempt under the income or other tax laws of any other state or local taxing authority. Distributions of part of the Fund's tax-exempt interest income also may be a tax preference item for purposes of the AMT. Net capital gains distributed by or reinvested in the Fund will be taxable. In addition, gains, if any, on the redemption of the Fund's shares will be taxable.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of such shares and certain servicing and administrative functions. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial adviser to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary's website for more information.

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USAA-TEIT-Z-SUMPRO (02/21)